Post-Employment and Other Non-current Employee Benefits - Summary of Amounts and Types of Securities of Company's in Related Parties included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	$ 17	$ 17
Debt securities [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	7	7
Debt securities [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	24	14
Debt securities [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	8	8
Debt securities [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio		5
Capital securities [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio		6
Capital securities [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	4
Capital securities [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	5
Capital securities [member] | Fomento Econmico Mexicano, S.A.B de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	8	$ 7
Capital securities [member] | Gruma, S.A.B. de C.V. [member]
Disclosure of Investment Securities [Line Items]
Investment funds in portfolio	$ 3